Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

(the “Registrant”)

Supplement dated December 20, 2018, to the Registrant’s Prospectus dated October 1, 2018, as supplemented and amended to date

The third paragraph of the section entitled “ACCOUNT INFORMATION – Buying and Selling Shares” is hereby deleted in its entirety and replaced with the following:

For more information on such rules or procedures, you should review your Variable Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, VC I reserves the right to refuse to sell shares of any Fund to any separate account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

(the “Registrant”)

Supplement dated December 20, 2018, to the Registrant’s

Statement of Additional Information (“SAI”)

dated October 1, 2018, as supplemented and amended to date

The fourth paragraph of the section entitled “OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES” is hereby deleted in its entirety and replaced with the following:

VC I redeems Fund shares for cash. VC I, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, VC I has committed to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of VC I’s net asset value. This election is irrevocable while Rule 18f-1 is in effect, unless the SEC by order permits the withdrawal of the election.

Additionally, effective January 1, 2019, William F. Devin is retiring from the Registrant’s Board of Directors. Accordingly, the section entitled “MANAGEMENT OF VC I” will be deleted and replaced with the following:

MANAGEMENT OF VC I

The following table lists the Directors and officers of VC I, their ages, current position(s) held with VC I, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (as defined below) and other directorships/trusteeships held outside of the Fund Complex. Unless otherwise noted, the address of each executive officer and Director is 2929 Allen Parkway, Houston, Texas 77019. Directors who are not deemed to be “interested persons” of VC I as defined in the 1940 Act are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of VC I is referred to as “Interested Director.” Directors and officers of VC I are also directors or trustees and officers of some or all of the other investment companies managed or advised by VALIC, administered by SunAmerica and distributed by ACS, and/or other affiliates of VALIC.

Name and Age	Position(s) Held With Fund[1]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Independent Directors
Thomas J. Brown AGE: 72	Director	2005- Present	Retired.	49	Trustee, Virtus Funds (2011-Present).

Dr. Judith L. Craven AGE: 72	Director	1998 - Present	Retired.	78	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present).

Name and Age	Position(s) Held With Fund[1]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Dr. Timothy J. Ebner AGE: 69	Director	1998 – Present	Professor and Head –Department of Neuroscience Medical School (1980-Present) and Pickworth Chair (2000-Present), University of Minnesota; Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).

Judge Gustavo E. Gonzales, Jr. AGE: 78	Director	1998 – Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired, Municipal Court Judge, Dallas, TX (since 2004).	49	None.

Kenneth J. Lavery Chairman, January 2019 AGE: 68	Chairman and	2001 – Present	Retired. Vice President, Massachusetts Capital Resource Co. (1982-2013).	49	None.

Dr. John E. Maupin, Jr. AGE: 71	Director	1998 – Present	Retired. President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).

Interested Directors
Peter A. Harbeck[4] Harborside 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 64	Director	2001 – Present	President (1995-Present), CEO (1997-Present) and Director (1992-Present), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	158	None.

Eric S. Levy[5] 2919 Allen Parkway Houston, TX 77019 AGE: 53	Director	2017 – Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None.

1 Directors serve until their successors are duly elected and qualified.

2 The term “Fund Complex” means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies, VALIC. The Fund Complex includes VC I (34 funds), VC II (15 funds), SunAmerica Specialty Series (7 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (55 portfolios), and Seasons Series Trust (20 portfolios).

3 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act, other than those listed under the preceding column.

4 Mr. Harbeck is considered to be an Interested Director because he serves as President, CEO and Director, SunAmerica; Director, ACS; and Chairman, President and CEO, affiliates of the Adviser, and Advisor Group, Inc., which was an affiliate of the Adviser until May 6, 2016.

5 Mr. Levy is considered to be an Interested Director because he serves as an officer of the Adviser and AIG, the Adviser’s ultimate parent company.

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director
Officers
Gregory N. Bressler Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 52	Vice President	2005 – Present	Senior Vice President and General Counsel (2005-Present); and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A

Kathleen D. Fuentes Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 49	Vice President, Chief Legal Officer and Secretary	2015 – Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A

John T. Genoy Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 50	President and Principal Executive Officer	2014 – Present	Chief Financial Officer (2002-Present), Senior Vice President (2004-Present), Chief Operating Officer (2006-Present) and Director (2014-Present), SunAmerica.	N/A	N/A

Christopher C. Joe AGE: 49	Chief Compliance Officer	2017 – Present

Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers,

LLC (2014-2015).

				N/A	N/A

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director
Matthew J. Hackethal Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 47	Anti-Money Laundering (“AML”) Compliance Officer	2006 – Present	Acting Chief Compliance Officer (2016-2017), Vice President (2011-Present), and Chief Compliance Officer, SunAmerica (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A

Gregory R. Kingston AGE: 52	Treasurer and Principal Financial Officer	2000 – Present	Vice President (2001-Present) and Head of Mutual Fund Administration, SunAmerica (2014-Present).	N/A	N/A

Donna McManus Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 57	Vice President and Assistant Treasurer	2014 – Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

John Packs 99 High Street Boston, MA 02110 AGE: 62	Vice President and Senior Investment Officer	2001 – Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President (2008-Present), SunAmerica.	N/A	N/A

Shawn Parry AGE: 46	Vice President and Assistant Treasurer	2014 – Present	Vice President (2014-Present) and Assistant Vice President (2010-2014), SunAmerica.	N/A	N/A

Thomas M. Ward AGE: 51	Vice President	2008 – Present	Vice President (2009- Present), VALIC; Vice President, VALIC Financial Advisors, Inc. (2009-Present).	N/A	N/A

Leadership Structure of the Board

Overall responsibility for oversight of the VC I funds (“VALIC Funds”) rests with the Board of Directors (the “Board”). The VALIC Funds have engaged VALIC as the investment adviser which oversees the day-to-day operations of the VALIC Funds and have engaged Subadvisers who manage the Funds’ assets on a day-to-day basis. The VALIC Funds have also engaged SunAmerica as the VALIC Funds’ administrator. The Board is responsible for overseeing VALIC, SunAmerica and the Subadvisers and any other service providers in the operations of the VALIC Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, VC I’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-laws and the VALIC Funds’ investment objectives and strategies. The Board is presently composed of nine members, seven of whom are Independent Directors. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Directors also meet at least quarterly in executive session, at which no Interested Director is present. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Lavery, an Independent Director, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including VALIC, SunAmerica, officers, attorneys, and other Directors generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established four committees, i.e., Audit Committee, Governance Committee, Brokerage Committee and Compliance and Ethics Committee (each, a “Committee”) to assist the Board in the oversight and direction of the business and affairs of the Funds, and from to time may establish informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Directors, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The VALIC Funds are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of VALIC and SunAmerica, who carry out the Funds’ investment management and business affairs, and also by the Funds’ Subadvisers and other service providers in connection with the services they provide to the Funds. Each of VALIC, SunAmerica, the Subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the VALIC Funds, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, VALIC, SunAmerica, the Subadvisers and the Funds’ other service providers (including the Funds’ distributor and transfer agent), the Funds’ Chief Compliance Officer, the independent registered public accounting firm for the Funds, legal counsel to the Funds, and internal auditors, as appropriate, relating to the operations of the Funds. The Board recognizes that it may not be possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board and Committees

The Board believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board. Among the attributes common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, VALIC, the Subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. The Board has also considered the contributions that each Director can make to the Board and the VALIC Funds. A Director’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Director’s executive, business, consulting, public service and/or academic positions; experience from service as a Director of the VALIC Funds and the other funds/portfolios in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences. References to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out the Board or any Director as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Thomas J. Brown. Mr. Brown has served as Director since 2005. Mr. Brown is also the Chairman of the Audit Committee and serves as the Audit Committee Financial Expert and as a member of each of the Brokerage Committee and Governance Committee. An “Audit Committee Financial Expert” is defined as a person who has the following attributes: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reporting; and (v) an understanding of audit committee functions. Mr. Brown is a retired Chief Operating Officer and Chief Financial Officer of American General Asset Management, and previously was the Treasurer and CFO of the North American Funds. Mr. Brown also has substantial experience serving on boards of other mutual fund complexes, and is currently a trustee of Virtus Series Fund.

Dr. Judith L. Craven. Dr. Craven has served as Director since 1998. Dr. Craven is also the Chairman of the Compliance and Ethics Committee and serves as a member of both the Audit and the Governance Committees. Dr. Craven is a retired administrator, and has held numerous executive and directorship positions within the healthcare industry. Dr. Craven has substantial experience serving on local, state, and national boards, and is currently a director of Luby’s Restaurant and SYSCO Corporation, among other organizations.

Dr. Timothy J. Ebner. Dr. Ebner has served as Director since 1998. Dr. Ebner is also the Chairman of the Brokerage Committee and serves as a member of each of the Audit, the Compliance and Ethics and the Governance Committees. Dr. Ebner is Head of the Department of Neuroscience of the Medical School at the University of Minnesota. Dr. Ebner has experience serving on the boards of other mutual funds, as well as on the boards of several scientific foundations and non-profit organizations. Dr. Ebner is also an editor for the Journal of Neuroscience and is on the editorial board of three other neuroscience journals.

Judge Gustavo E. Gonzales, Jr. Judge Gonzales has served as Director since 1998. Judge Gonzales also serves a member of each of the Audit, the Governance, the Brokerage and the Compliance and Ethics Committees. Judge Gonzales has extensive experience practicing law with a litigation emphasis on criminal defense, as well as general practice. He is formerly the Judge of Municipal Court No. 5 in Dallas, Texas. Judge Gonzales also currently serves on the advisory board to Dallas Catholic Charities, Immigration and legal Division and volunteers at Dallas LaVoz del Anciano.

Peter A. Harbeck. Mr. Harbeck is President and Chief Executive Officer of SunAmerica and President, Chief Executive Officer and Chairman of Advisor Group, Inc. As President and Chief Executive Officer, Mr. Harbeck is responsible for all of SunAmerica’s mutual fund businesses. During his over twenty-year tenure at SunAmerica, Mr. Harbeck has held various positions, including Chief Operating Officer and Chief Administrative Officer. In addition, Mr. Harbeck has extensive experience on various fund and annuity boards, and currently sits on the Board of Governors for the Investment Company Institute.

Kenneth J. Lavery. Mr. Lavery has served as Director since 2001 and as Chairman of the Board since 2019. Mr. Lavery also serves as a member of each of the Audit, the Governance, the Brokerage and the Compliance and Ethics Committees. Mr. Lavery is a retired Vice President of Massachusetts Capital Resource Company at which he had thirty years’ experience. Mr. Lavery also has substantial experience serving on the boards of other mutual funds and fund complexes, and has both board and executive experience at other organizations.

Eric S. Levy. Mr. Levy has served as a Director since May 1, 2017. Mr. Levy is Executive Vice President of VALIC and Executive Vice President, Group Retirement of AIG. Mr. Levy is also a Registered Principal for VALIC Financial Advisors, Inc., an affiliate of VALIC. Mr. Levy’s experience spans thirty years in financial services, including mutual funds, sub-advisory services, retirement services and insurance products at Fidelity, Allmerica Financial, Putnam Investments and Mercer and Lincoln Financial Group.

Dr. John E. Maupin, Jr. Dr. Maupin has served as Director since 1998. Dr. Maupin is also the Chairman of the Governance Committee and also serves as a member of each of the Audit, the Brokerage and the Compliance and Ethics Committees. Dr. Maupin is the retired President and Chief Executive Officer of Morehouse School of Medicine in Atlanta, Georgia, and has extensive executive and administrative experience at other organizations and companies within the healthcare industry. Dr. Maupin also currently serves on the boards of LifePoint Hospitals, Inc., HealthSouth Corporation, and Regions Financials, Inc.

Effective January 1, 2019, for all VC I and VC II funds, Independent Directors and Trustees receive an annual retainer of $143,325 (Chairman receives an additional $55,000 retainer) and a meeting fee of $12,600 for each Board meeting and $4,000 for each Board meeting conducted by telephone. Audit Committee, Brokerage Committee, Compliance and Ethics Committee and Governance Committee members receive $2,500 for each meeting attended held in conjunction with a Board Meeting. The Audit Committee chair, also the Audit Committee Financial Expert, receives a retainer of $35,000. The Governance Committee chair receives a retainer of $25,000, the Compliance and Ethics Committee chair receives a retainer of $15,000, and the Brokerage Committee chair receives a retainer of $15,000.

The Audit Committee is comprised of all Independent Directors with Mr. Brown as Chairman and Mr. Brown serving as the “Audit Committee Financial Expert.” The Audit Committee recommends to the Board the selection of independent registered public accounting firm for the VALIC Funds and reviews with such independent accounting firm the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent accounting firm regarding the VALIC Funds’ financial statements or books of account. The Audit Committee has a Sub-Committee to approve audit and non-audit services and it is comprised of Mr. Brown, Dr. Ebner and Dr. Maupin. During the VC I fiscal year ended May 31, 2018, the Audit Committee held 4 meetings.

The Governance Committee is comprised of all Independent Directors, with Dr. Maupin as Chairperson. The Governance Committee recommends to the Board nominees for Independent Director membership, reviews governance procedures and Board composition, and periodically reviews Director compensation. The VALIC Funds do not have a standing compensation committee. During the VC I fiscal year ended May 31, 2018, the Governance Committee held 3 meetings.

The Brokerage Committee is comprised of Dr. Ebner (Chairman), Mr. Brown, Judge Gonzales, Mr. Lavery and Dr. Maupin. The Brokerage Committee reviews brokerage issues but does not meet on a formal basis. During the VC I fiscal year ended May 31, 2018, the Brokerage Committee held 2 meetings.

The Compliance and Ethics Committee is comprised of Ms. Craven (Chairperson), Dr. Ebner, Judge Gonzales, Mr. Lavery and Dr. Maupin. The Compliance and Ethics Committee addresses issues that arise under the Code of Ethics for the Principal Executive and Principal Accounting Offices as well as any material compliance matters arising under Rule 38a-1 policies and procedures as approved by the Board. During the VC I fiscal year ended May 31, 2018, the Compliance and Ethics Committee held 2 meetings.

The Independent Directors are reimbursed for certain out-of-pocket expenses by VC I. The Directors and officers of VC I and members of their families as a group beneficially owned less than 1% of the common stock of each Fund outstanding as of May 31, 2018.

Director Ownership of Shares

The following table shows the dollar range of shares beneficially owned by each Director.

Independent Directors

Name of Director	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family[2]
Thomas J. Brown	$0	$0
Dr. Judith L. Craven	0	0
Dr. Timothy J. Ebner	0	0
Judge Gustavo E. Gonzales, Jr.	0	0
Kenneth J. Lavery	0	0
Dr. John E. Maupin, Jr.	0	0

1 Includes the value of shares beneficially owned by each Director in VC I as of December 31, 2017.

2 Includes VC I (34 series) and VC II (15 series).

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family[2]
Peter A. Harbeck	$0	$0
Eric S. Levy	0	0

1 Includes the value of shares beneficially owned by each Director in VC I as of December 31, 2017.

2 Includes VC I (34 series) and VC II (15 series).

As of December 31, 2017, no Independent Directors or any of their immediate family members owned beneficially or of record any securities in VALIC or ACS or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

Compensation of Directors

The following table sets forth information regarding compensation and benefits earned by the Independent Directors for the fiscal year ending May 31, 2018. Interested Directors are not eligible for compensation or retirement benefits and thus, are not shown below.

Compensation Table

Fiscal Year Ended May 31, 2018

Name of Director[1]	Aggregate Compensation from VC I	Total Compensation From Fund Complex Paid to Directors
Thomas J. Brown	$152,850	$254,750
Dr. Judith L. Craven[2]	139,350	430,811
William Devin[2,3]	164,850	491,888
Dr. Timothy Ebner[4]	120,998	201,663
Judge Gustavo E. Gonzales[4]	154,103	256,838
Kenneth J. Lavery	149,850	249,750
Dr. John E. Maupin, Jr.	134,850	224,750

1 Directors receive no pension or retirement benefits from the Funds or any other funds in the Fund Complex.

2 Includes VC I, VC II, Anchor Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Series, Inc., SunAmerica Specialty Series and SunAmerica Money Market Funds, Inc.

3 William Devin retired from the Board effective January 1, 2019.

4 Dr. Ebner and Judge Gonzales have chosen to defer a portion of VC I compensation under the Deferred Compensation Plan discussed below. As of May 31, 2018, the current value of the deferred compensation is $610,666 and $459,566 for Dr. Ebner and Judge Gonzales, respectively.

Effective January 1, 2001, the Board approved a Deferred Compensation Plan (the “Deferred Plan”) for its Independent Directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The purpose of the Deferred Plan is to permit such Independent Directors to elect to defer receipt of all or some portion of the fees payable to them for their services to VC I, therefore allowing postponement of taxation of income and tax-deferred growth on the earnings. Under the Deferred Plan, an Independent Director may make an annual election to defer all or a portion of his/her future compensation from VC I.

At a meeting held on October 25-26, 2010, the Board of Directors revised the Fund’s retirement policy age of 75 to provide for a Director to request an additional year of eligibility as a Director if requested by the age of 74 1⁄2, subject to approval by the Board, up to an additional maximum of five additional years (to age 80).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.